ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 27, 2013
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following as of December 27, 2013 and December 28, 2012 (in thousands):

	Successor
	December 27, 2013	December 28, 2012
Accrued compensation and benefits	$21,435	$20,088
Litigation related accrual	20,500	—
Purchase card payable	6,029	5,207
Accrued sales tax	4,691	5,352
Other	17,284	18,829
	$69,939	$49,476